Employee benefit plans - Summary of Changes in Foreign Plans Assets Valued Using Significant Unobservable Inputs (Detail) - Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in the fair value of plan assets:
Plan assets at beginning of year	$ 1,003.4	$ 979.1
Actual return on plan assets:
Foreign exchange	46.3	(57.7)
Plan assets at end of year	1,107.2	1,003.4
Foreign [Member]
Change in the fair value of plan assets:
Plan assets at beginning of year	494.3	481.5
Actual return on plan assets:
Foreign exchange	46.3	(57.7)
Plan assets at end of year	574.9	494.3
Foreign [Member] | Level 3 [Member]
Change in the fair value of plan assets:
Plan assets at beginning of year	15.6	13.8
Actual return on plan assets:
Related to assets still held at year end	0.1	2.2
Purchases, sales and settlements, net	0.3	0.1
Foreign exchange	2.2	(0.5)
Plan assets at end of year	$ 18.2	$ 15.6